ADDITIONAL INFORMATION-FINANCIAL STATEMENT (Schedule of Parent Company Statements of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating expenses
Selling and marketing	$ (7,492)	$ (12,747)	$ (12,056)
General and administrative	(32,612)	(63,507)	(44,401)
Total operating expenses	(40,668)	(143,596)	(57,283)
Other income (loss), net	7,926	214	4,243
Parent Company [Member]
Operating expenses
Selling and marketing	0	0	(8)
General and administrative	(1,786)	(468)	(2,356)
Total operating expenses	(1,786)	(468)	(2,364)
Other income (loss), net	468	(5)	548
Investment loss in subsidiaries	(88,779)	(156,003)	(63,809)
Net loss attributable to holders of ordinary shares	$ (90,097)	$ (156,476)	$ (65,625)